Segment Reporting and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting and Geographic Information

(13) Segment Reporting and Geographic Information

Operating segments are revenue-producing components of the enterprise for which separate financial information is produced internally for the Company’s management. During the fourth quarter of 2012, the Company changed its internal reporting available to its chief operating decision maker (“CODM”) for evaluating segment performance and allocating resources due to its intention to spin off Archeo and revised segment disclosures accordingly. The reporting disaggregates the Company’s operations into the Call-driven and Archeo segments, and represented a change in the Company’s reportable operating segments. Prior to the fourth quarter of 2012, the Company operated in a single operating segment.

In July 2013, the Company sold certain assets related to Archeo’s pay per click advertising services. As a result, the operating results related to these certain pay per click assets are shown as discontinued operations, net of tax in the consolidated statements of operations for all periods presented and are excluded from segment reporting. See Note. 14 Discontinued Operations for further discussion. In September 2013, the Company announced it will no longer pursue the spin off of Archeo and will operate Archeo as a distinct division and changed its segment reporting to reflect the reallocation of its general corporate overhead expenses to the Call-driven segment. The Company revised its segment reporting to reflect changes in how the CODM internally measures segment performance. The tables below reflect these reclassifications to conform to the current presentation.

The Company’s Call-driven segment comprises its performance-based advertising business focused on driving phone calls. The Archeo segment comprises the Company’s click-based advertising and Internet domain name businesses. Segment expenses include both direct costs incurred by the segment businesses as well as an allocation of certain shared and indirect costs. Segment expenses exclude the following: stock-based compensation, amortization of intangible assets from acquisitions, acquisition related costs, and other income (expense).

A measure of segment assets is not currently provided to the Company’s CODM and has therefore not been disclosed. The change in the Company’s operating segments during the fourth quarter of 2012 also resulted in a change in the Company’s reporting units for purposes of assessment potential impairment of goodwill. Goodwill was reallocated to the Company’s two reporting units based on their respective fair values and the Company recognized an impairment of goodwill of $15.8 million related to its Archeo segment. The carrying amount of goodwill by operating segment at December 31, 2012 was approximately $63.3 million and $2.5 million for Call-driven and Archeo, respectively.

Selected segment information (in thousands):

	Year ended December 31, 2012
	Call-driven	Archeo	Total
Revenue	$111,886	$20,908	$132,794
Operating expenses	106,795	12,582	119,377
Gain on sales of intangible assets	—	6,296	6,296

Segment profit	$5,091	$14,622	$19,713
Less reconciling items:
Stock based compensation			15,638
Impairment of goodwill			15,837
Amortization of intangible assets from acquisitions			4,728
Acquisition and separation related costs			753
Interest expense and other, net			449

Loss from continuing operations before provision for income taxes			$(17,692)

	Year ended December 31, 2011
	Call-driven	Archeo	Total
Revenue	$101,830	$36,896	$138,726
Operating expenses	97,270	22,740	120,010
Gain on sales of intangible assets	—	9,421	9,421

Segment profit	$4,560	$23,577	$28,137
Less reconciling items:
Stock based compensation			15,068
Amortization of intangible assets from acquisitions			5,455
Acquisition and separation related costs			1,890
Interest expense and other, net			458

Income from continuing operations before provision for income taxes			$5,266

	Year ended December 31, 2010
	Call-driven	Archeo	Total
Revenue	$46,961	$38,867	$85,828
Operating expenses	58,884	24,836	83,720
Gain on sales of intangible assets	—	6,772	6,772

Segment profit (loss)	$(11,923)	$20,803	$8,880
Less reconciling items:
Stock based compensation			10,699
Amortization of intangible assets from acquisitions			2,729
Acquisition and separation related costs			—
Interest expense and other, net			(129)

Loss from continuing operations before provision for income taxes			$(4,419)

Revenues from advertisers by geographical areas are tracked on the basis of the location of the advertiser. The vast majority of the Company’s revenue and accounts receivable are derived from domestic sales to advertisers engaged in various mobile, online and other digital activities.

Revenues by geographic region are as follows (in percentages):

	Years ended December 31,
	2010	2011	2012
United States	96%	94%	94%
Canada	4%	6%	6%
Other countries	*	*	*

	100%	100%	100%

*	Less than 1% of revenue